UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013
                                               ----------

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Siguler Guff Advisers, LLC
           ----------------------------
Address:   825 Third Avenue, 10th Floor
           ----------------------------
           New York, NY 10022
           ----------------------------

Form 13F File Number: 28-15409
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terri Liftin
         ------------------
Title:   Managing Director
         ------------------
Phone:   (212) 634-5968
         ------------------

Signature, Place, and Date of Signing:

     /s/ Terri Liftin          New York, New York     May 15, 2013
     ------------------        ------------------     -----------------
        [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                0
                                             -----------

Form 13F Information Table Entry Total:           7
                                             -----------

Form 13F Information Table Value Total:        135,942
                                             -----------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                       FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGER  SOLE      SHARED   NONE
--------------                -----          -----      --------  -------    ---  ----  ---------   -------  ----      ------   ----

UNITED CMNTY BKS BLAIRSVLE G  COM            90984P303   90,994   8,024,151  SH         SOLE                 8,024,151
SUN BANCORP INC               COM            86663B102   28,850   8,460,421  SH         SOLE                 8,460,421
PATRIOT NATL BANCORP INC      COM            70336F104   10,600   6,666,667  SH         SOLE                 6,666,667
SIMCERE PHARMACEUTICAL GROUP  SPONSORED ADR  82859P104    3,158     342,936  SH         SOLE                   342,936
DAQO NEW ENERGY CORP          SPONSORED ADR  23703Q104    1,426     205,777  SH         SOLE                   205,777
PACIRA PHARMACEUTICALS INC    COM            695127100      662      22,926  SH         SOLE                    22,926
PENDRELL CORPORATION          COM            70686R104      252     151,956  SH         SOLE                   151,956

REPORT SUMMARY                7 DATA RECORDS            135,942   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED